Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 439,539	$ 3,794,734	$ 7,906,782
Accounts receivable, net	222,183	337,440	90,355
Inventory	879,050	106,403
Marketable securities	96		62,733
Prepaid expenses and other current assets	139,726	236,665	23,856
Total Current Assets	1,680,594	4,475,242	8,020,993
Property and equipment, net	248,963	102,939	56,258
Intangible assets	2,536,599	2,432,841	960,611
Goodwill	1,365,328	1,374,835	1,035,795
Deposits and other assets	769,136	718,951	191,836
Minority investment in businesses		50,000	217,096
Operating lease right of use asset	2,123,171	18,451	239,158
Total Assets	8,723,791	9,173,259	10,784,480
Current Liabilities
Accounts payable and accrued liabilities	6,714,606	3,730,540	2,638,688
Derivative liabilities			42,231
Share liability	52,080
Convertible Notes, net of debt discount and issuance costs	6,062,926	159,193	897,516
Current portion of operating lease payable	279,593	18,451	79,816
Note payable, net of debt discount and issuance costs	1,758,179	1,278,672	1,221,539
Deferred revenue	305,555	234,159	88,637
Total Current Liabilities	15,172,939	5,421,015	4,968,427
Non-current Liabilities:
Note payable	28,920	63,992	213,037
Operating lease payable	2,135,393		157,820
Total Non-current Liabilities	2,164,313	63,992	370,857
Total Liabilities	17,337,252	5,485,007	5,339,284
Commitments and contingencies
Stockholders’ Equity
Subscription receivable			(40,000)
Stockholders’ Equity (Deficit)
Preferred stock, $0.001 par value, 20,000,000 shares authorized
Series E Preferred stock, $0.001 par value, 8,000 shares authorized 500 and 500 shares issued and outstanding, respectively			8
Common stock par value $0.001: 100,000,000 shares authorized; 24,469,675 issued and 24,380,218 outstanding as of September 30, 2022 and 16,691,170 Outstanding 16,685,513 outstanding as of December 31, 2021	24,470	16,691	8,737
Additional paid in capital	124,667,772	111,563,618	77,505,013
Less: Treasury stock at cost, 89,457 and 5,657 shares, respectively	(76,106)	(62,406)	(62,406)
Accumulated deficit	(133,762,800)	(109,632,574)	(71,928,922)
Accumulated other comprehensive income	(143,991)	(78,272)	(37,234)
Total Creatd, Inc. Stockholders’ Equity	(9,290,655)	1,807,057	5,445,196
Non-controlling interest in consolidated subsidiaries	677,194	1,881,195
Total Stockholders' Deficit	(8,613,461)	3,688,252	5,445,196
Total Liabilities and Stockholders’ Equity (Deficit)	$ 8,723,791	$ 9,173,259	$ 10,784,480